Financial instruments-fair values and risk management - Recurring basis (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of liabilities [line items]
Warrant liability	€ (394)	€ (260)
Derivative liabilities	242	376
Gain recognized on warrant liability fair value measurement	159
Interest rate floor
Disclosure of fair value measurement of liabilities [line items]
Change in measurement of interest derivatives	288	(376)
Prepayment option
Disclosure of fair value measurement of liabilities [line items]
Change in measurement of interest derivatives	134	€ 510
Recurring
Disclosure of fair value measurement of liabilities [line items]
Non-current loans at amortised cost	(39,880)
Current loans	(25,882)
Warrant liability	(394)
Recurring | Interest rate floor
Disclosure of fair value measurement of liabilities [line items]
Derivative liabilities	(242)
Recurring | Prepayment option
Disclosure of fair value measurement of liabilities [line items]
Derivative asset	799
Recurring | Level 2
Disclosure of fair value measurement of liabilities [line items]
Non-current loans at amortised cost	(39,880)
Current loans	(25,882)
Recurring | Level 3
Disclosure of fair value measurement of liabilities [line items]
Warrant liability	(394)
Recurring | Level 3 | Interest rate floor
Disclosure of fair value measurement of liabilities [line items]
Derivative liabilities	(242)
Recurring | Level 3 | Prepayment option
Disclosure of fair value measurement of liabilities [line items]
Derivative asset	€ 799